Investment In US Carrier	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Investment In US Carrier [Abstract]
Investment In US Carrier

(6) INVESTMENT IN US CARRIER

In connection with the AFS merger, the Company acquired an ownership interest in US Carrier. US Carrier is a regional provider of certain telecommunication services to and from cities and rural communities throughout Georgia and other states in the Southeast United States. AFS Inc.'s continued ownership in US Carrier is comprised of 55% of the outstanding Class A membership units and 34% of the outstanding Class B membership units. Subsequent to the AFS merger, the board of managers of US Carrier has recognized AFS Inc.'s economic interest in US Carrier; however, the board of managers has claimed that the AFS merger at the American Fiber Systems Holdings Corporation level resulted in an unauthorized transfer of AFS Inc.'s ownership interest under the US Carrier operating agreement which would result in a loss of AFS Inc.'s voting interest. The Company has requested the financial information which would be necessary to account for the US Carrier investment utilizing the equity method of accounting but has been denied regular access to this information by the board of managers of US Carrier. The Company has also requested that US Carrier recognize AFS Inc.'s continued and uninterrupted representation on the board of managers but such requests have been denied. AFS Inc. has filed an arbitration proceeding against US Carrier to protect its ownership position in US Carrier, including all of its rights under the US Carrier operating agreement. Although the Company has a significant ownership position in US Carrier, at this time and in light of US Carrier's wrongful actions, AFS Inc. is unable to exercise significant influence over US Carrier's operating and financial policies and as such the Company has accounted for this investment utilizing the cost method of accounting.

At the time of the AFS merger, management estimated the fair value of its interest in US Carrier to be $15,075. In valuing the Company's interest in US Carrier, management used both an income- and market- based approach to estimate the acquisition date fair value. Since the acquisition, the Company has not received any dividend payments from US Carrier nor has the Company invested any additional capital in US Carrier. As of March 31, 2012, management is not aware of any triggering events that could result in an impairment of the US Carrier investment.

(6) INVESTMENT

In connection with the AFS merger, the Company acquired an ownership interest in US Carrier. US Carrier is a regional provider of certain telecommunication services to and from cities and rural communities throughout Georgia and other states in the Southeast United States. AFS Inc.'s continued ownership in US Carrier is comprised of 55% of the outstanding Class A membership units and 34% of the outstanding Class B membership units. Subsequent to the AFS merger, the board of managers of US Carrier has recognized AFS Inc.'s economic interest in US Carrier; however, the board of managers has claimed that the AFS merger at the American Fiber Systems Holdings Corporation level resulted in an unauthorized transfer of AFS Inc.'s ownership interest under the US Carrier operating agreement which would result in a loss of the AFS Inc.'s voting interest. The Company has requested the financial information which would be necessary to account for the US Carrier investment utilizing the equity method of accounting but has been denied this information by the board of managers of US Carrier. The Company has also requested that US Carrier recognize AFS Inc.'s continued and uninterrupted representation on the board of managers but such requests have been denied. AFS Inc. has filed an arbitration proceeding against US Carrier to protect its ownership position in US Carrier, including all of its rights under the US Carrier operating agreement. Although the Company has a significant ownership position in US Carrier, at this time and in light of US Carrier's wrongful actions, AFS Inc. is unable to exercise significant influence over US Carrier's operating and financial policies and as such the Company has accounted for this investment utilizing the cost method of accounting.

At the time of the AFS Merger, management estimated the fair market value of its interest in US Carrier to be $15,075. In valuing the Company's interest in US Carrier, management used both an income- and market- based approach to estimate the acquisition date fair market value. Since the acquisition, the Company has not received any dividend payments from US Carrier nor has the Company invested any additional capital in US Carrier.